PREPAID EQUIPMENT COST (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) Item	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	May. 12, 2013 USD ($)
Schedule Of Prepaid Equipment Cost [Line Items]
Capital contribution from non-controlling interests		$ 11,241	$ 59,438
Prepaid equipment costs		$ 11,224	$ 56,996
Elec Tech [Member]
Schedule Of Prepaid Equipment Cost [Line Items]
Prepaid equipment costs	$ 27,708
Number of LED screens sets purchased | Item	600
Elec Tech [Member] | Beijing GreatView Media Advertising Co., Ltd. [Member]
Schedule Of Prepaid Equipment Cost [Line Items]
Investment commitment				$ 104,000
Equity interest - related party				21.27%
Elec Tech One [Member]
Schedule Of Prepaid Equipment Cost [Line Items]
Capital contribution from non-controlling interests	$ 68,458
Prepaid equipment costs	$ 55,416
Number of LED screens sets purchased | Item	1,200